Subsequent Events	1 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Subsequent Events
10. Subsequent Events
The Company has evaluated subsequent events through July 20, 2021, the date when the audited financial statements were issued. For the purposes of the interim financial statements as of and for the nine months ended September 30, 2021, the Company has evaluated the subsequent events through November 16, 2021 (unaudited), the date the interim financial statements were issued. Except as described below or elsewhere in these financial statements, the Company has concluded that no subsequent events have occurred that require disclosure.
Merger of FS Development
On June 29, 2021, the Company executed a definitive business combination agreement, as amended on November 7, 2021, between it and FS Development Corp. II (the “Merger Agreement”). As a result of the proposed business combination, FS Development Corp. II will be renamed to Pardes Biosciences, Inc., or Combined Entity, and the Company will become a wholly owned subsidiary of Combined Entity. Upon the completion of the proposed business combination transaction, the shareholders of the Company will exchange their interests for shares of common stock of Combined Entity. In addition, the Company’s existing equity incentive plan will be terminated and awards issued under the Company’s existing equity incentive plan will be exchanged for awards issued under a new equity incentive plan to be adopted by Combined Entity. Immediately after the completion of the business combination, certain investors have agreed to subscribe for and purchase an aggregate of $75.0 million of common stock of Combined Entity. The Combined Entity is expected to receive gross proceeds of approximately $276.0 million at the closing of the transaction (assuming no redemptions are effected by shareholders of FS Development Corp. II) and will continue to operate under the Company’s management team, led by chief executive officer Uri A. Lopatin, M.D. The boards of directors of both FS Development Corp. II and the Company have approved the proposed transaction. Completion of the transaction, which is expected in the fourth quarter of 2021, is subject to approval of FS Development Corp. II’s shareholders and the satisfaction or waiver of certain other customary closing conditions. In addition, certain investors in FS Development Corp. II and the additional common stock sale are currently Series A preferred stockholders.
Convertible Notes
Effective November 10, 2021, directors, including all of Pardes’s disinterested directors, unanimously approved the execution and delivery of a convertible note purchase agreement providing for the purchase and sale of up to $25.0 million of unsecured convertible promissory term notes (the “Convertible Notes”) to purchasers at one or more closings, including existing stockholders of the Company. As of the initial closing, the Company has issued Convertible Notes for an aggregate principal amount of $10.0 million. The Convertible Notes accrue interest at the annual rate of 4% per annum, mature on October 31, 2022 and will be due and payable at the earlier of the closing under the Merger Agreement, the closing of a “corporate transaction” and at any time on or after the maturity date at Pardes’ election or upon demand of a purchaser. If the Merger Agreement is terminated, the Convertible Notes will be convertible at a fifteen percent (15%) discounted price into the Company equity securities sold in the next round of equity financing by Pardes that meets certain requirements. The Company will use proceeds from the closing of the transactions contemplated under the Merger Agreement to repay outstanding principal amounts and accrued and unpaid interest under the outstanding Convertible Notes as of the closing. As of November 15, 2021, stockholders of Pardes affiliated with the Sponsor and FS Development II have purchased $10.0 million in Convertible Notes.

FS DEVELOPMENT CORP. II
Subsequent Events
Note 7 — Subsequent Events
On January 22, 2021, the Sponsor transferred 30,000 Founder Shares to certain independent director nominees, Dr. Dubin, Mr. Hughes and Dr. Pakianathan, at their original per-share
purchase price, for an aggregate of 90,000 Founder Shares transferred. On January 22, 2021, the Company borrowed an additional $150,000 under the Note, for a total of $200,000 outstanding under the Note to date.
The Company evaluated subsequent events and transactions that occurred after the balance through January 26, 2021, the date that the financial statements were available to be issued. Based on this review, except as noted above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 9 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date the condensed consolidated financial statements were available to be issued. Based upon this review, the Company determined that there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements.